LONG-TERM BANK LOANS, NET OF CURRENT MATURITIES (Long-Term Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Total long-term loans	$ 1,612
Current maturities	424	660
Weighted average interest	4.97%
Bank deposits	438	427
Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Total long-term loans	1,612	2,190
Current maturities	424	660
Long-term loans	1,188	1,530
Weighted average interest	4.97%
NIS [Member] | Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Total long-term loans	1,612	2,190
Weighted average interest	4.97%
NIS [Member] | Notes Payable to Banks [Member] | Minimum [Member]
Debt Instrument [Line Items]
Prime plus	(0.50%)
NIS [Member] | Notes Payable to Banks [Member] | Maximum [Member]
Debt Instrument [Line Items]
Prime plus	1.50%
Bank Leumi Debt [Member] | Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Total long-term loans	0	367
Bank HaPoalim Debt [Member] | Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Total long-term loans	$ 1,521	$ 1,714